ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 7,668	$ 10,190
Government authorities	2,929	1,850
Professional services accruals	1,812	3,171
Other accruals	3,549	3,587
Other overhead related expenses	991	1,592
Accrued restructuring charges (see note 16)		1,756
Hosting, software and web services accruals	433	497
Derivative liabilities	84	214
Accrued expenses and other liabilities, total	$ 17,466	$ 22,857